Debt (Details Narrative) - USD ($)		12 Months Ended
	Jan. 02, 2018	Dec. 31, 2018	Dec. 31, 2017
Discount on debt		$ 29,122
Legal fees		5,000
Interest expense		$ 106,206
Minimum [Member]
Convertible debt interest percentage		10.00%
Stock conversion price		$ 0.50
Convertible Notes Payable [Member]
Stock conversion price	$ 0.75
Discount on debt	$ 395,000	$ 395,000
Convertible Notes Payable [Member] | Minimum [Member]
Beneficial ownership, percentage	4.99%
Convertible Notes Payable [Member] | Two Related Parties [Member]
Convertible debt interest percentage	12.00%
Convertible debt amount	$ 400,000
Debt maturity date	Jan. 02, 2020